Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Fair value of plan assets at start of year	$ (11,142)	$ (10,108)	$ (12,169)
Projected benefit obligation at start of year	14,143	11,867	16,938
Surplus/deficit	3,001	1,759	4,769
Opening balance sheet liability / (asset) (funded status)	3,001	1,759	4,769
Reconciliation of benefit obligation during the year
Net service cost	225	237	213
Interest expense	214	279	52
Plan participant contributions	118	98	98
Net benefits paid to participants	177	(100)	(2,225)
Prior service costs		(19)
Actuarial losses / (gains)	1,067	606	(2,892)
Currency translation adjustment	(1,040)	1,175	(317)
Defined benefit obligation - funded plans	14,904	14,143	11,867
Reconciliation of plan assets during year
Employer contributions paid over the year	(218)	(184)	(190)
Plan participant contributions	(118)	(98)	(98)
Net benefits paid to participants	(184)	78	2,201
Interest income	(326)	(311)	(157)
Return in plan assets, excl amounts included in net interest	115	501	82
Currency translation adjustment	846	(1,020)	223
Fair value of plan assets	(11,027)	(11,142)	(10,108)
Reconciliation to balance sheet end of year
Surplus/deficit	3,877	3,001	1,759
Closing balance sheet liability / (asset) (funded status)	$ 3,877	$ 3,001	$ 1,759